BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

As of December 31, 2025 and June 30, 2026 the bank borrowings were for working capital and capital expenditure purposes.

	As of
	December 31，2025	June 30，2026
		(Unaudited)
Current portion:
Short-term bank borrowings
Bank of Jiaxing (1)	$2,692,654	$2,775,199
Long-term bank borrowings, current portion
Bank of Jiaxing (1)	56,381	87,163
Subtotal	$2,749,035	$2,862,362

Non-current portion:
Long-term bank borrowings
Bank of Jiaxing (1)	$2,938,338	$2,984,832
Subtotal	$2,938,338	$2,984,832
Total	$5,687,373	$5,847,194

(1)	During the year ended December 31, 2025 and the six months ended June 30, 2026, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Mr. Ming-Chia Huang, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$3,820,949 and US$3,812,196 as of December 31, 2025 and June 30, 2026, respectively.

SCHEDULE OF LONG TERM BORROWINGS

As of June 30，2026 the Company’s long-term bank borrowings will be due according to the following schedule:

For the fiscal years ending December 31,	Amount
(Unaudited)
2026 remainder	$87,163
2027	72,636
2028	145,272
2029 and thereafter	2,766,924
Total long-term bank borrowings	$3,071,995